ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31, 2022	December 31, 2021
Accounts Payable	$1,548,847	$623,557
Credit Cards	206,669	126,063
Accrued Interest	1,708,965	1,880,066
Accrued Expenses	1,570,849	144,208
Total Accounts Payable and Accrued Expenses	$5,035,330	$2,773,894